Share Capital	12 Months Ended
Jan. 31, 2019
Disclosure of classes of share capital [abstract]
Share Capital

21	Share Captial

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s

29,640,965(2018: 306,028, 2017: 274,839) Ordinary shares	134,183	68,727	27,948

(a)	Ordinary shares

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s

At the beginning of the reporting period	68,727	27,948	3,108
Issuance of new shares			24,840
- Cash collected	23,248	22,990	-
- Settle Shareholder loan	12,242	0
- Shares issued in lieu of consultancy fee	692	-
- Shares issued in lieu of stock payment	4,045	-
Convertible note maturity	4,159	17,789
Business combination with Naked Brand Group Inc.	14,196	-
Business combination with FOH Online Inc.	6,872
At the end of the reporting period	134,183	68,727	27,948

The holders of ordinary shares are entitled to participate in dividends and the proceeds on winding up of the Company. On a show of hands at meetings of the Company, each holder of ordinary shares has one vote in person or by proxy, and upon a poll each share is entitled to one vote.

The Company does not have authorised capital or par value in respect of its shares.

	For the Year Ended 31 January 2019 Number	For the Year Ended 31 January 2018 Number	For the 7 Months Ended 31 January 2017 Number

Naked Brand Group Limited shares issued on close of the merger between Bendon Limited and Naked Brand Group Inc.
- Bendon shareholders	20,889,940	306,028	274,839
- Naked shareholders	2,068,438		-
Shares issued during the period	6,682,587		-
At the end of the period	29,640,965	306,028	274,839

The number of shares for the year ended 31 January 2018 and 31 January 2017 relates to the pre-merger entity Bendon Limited.

(b)	Other equity

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s

Value of conversion rights - convertible notes	4,159	17,789	-

The amount shown for other equity is the value of the conversion rights relating to the 15% convertible notes, details of which are shown in note 16(d).

(c)	Capital Management

The key objectives of the Company when managing capital is to safeguard its ability to continue as a going concern and maintain optimal benefits to stakeholders. Management also aims to maintain a capital structure that ensures the lowest cost of capital available to the entity. The Company defines capital as its equity and net debt.

There has been no change to capital risk management policies during the year.

Management are constantly adjusting the capital structure to take advantage of favourable costs of capital or high return on assets. As the market is constantly changing, management may change the amount of dividends to be paid to shareholders, return capital to shareholders or sell assets to reduce debt. The Group is not subject to any externally imposed capital requirements.

The gearing ratio for the years ended 31 January 2019, 31 January 2018 and 31 January 2017 are as follows:

	Note	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Total borrowings	19	20,967	52,121	68,998
Less Cash and cash equivalents	11	(1,962)	(10,739)	(1,965)
Net debt		19,005	41,382	67,033
Equity		10,519	(5,710)	(9,044)
Total capital		29,524	35,672	57,989
Gearing ratio		64%	116%	116%